Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	May 2022
Payment Date	6/15/2022
Transaction Month	39
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,786,699,020.71	60,790		58.1 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$317,750,000.00	2.65000%		April 15, 2020
Class A-2a Notes	$481,220,000.00	2.78%		February 15, 2022
Class A-2b Notes	$100,000,000.00	1.03471%	*	February 15, 2022
Class A-3 Notes	$491,350,000.00	2.78%		September 15, 2023
Class A-4 Notes	$159,770,000.00	2.85%		August 15, 2024
Class B Notes	$48,940,000.00	3.02%		October 15, 2024
Class C Notes	$32,620,000.00	3.25%		September 15, 2025
Total	$1,631,650,000.00
		* One-month LIBOR + 0.16%

II. AVAILABLE FUNDS

Interest:
Interest Collections	$795,510.14

Principal:
Principal Collections	$14,475,592.12
Prepayments in Full	$5,924,640.13
Liquidation Proceeds	$176,917.46
Recoveries	$52,633.80
Sub Total	$20,629,783.51
Collections	$21,425,293.65

Purchase Amounts:
Purchase Amounts Related to Principal	$385,115.62
Purchase Amounts Related to Interest	$1,810.49
Sub Total	$386,926.11

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$21,812,219.76

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	May 2022
Payment Date	6/15/2022
Transaction Month	39
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$21,812,219.76
Servicing Fee	$270,712.15	$270,712.15	$0.00	$0.00	$21,541,507.61
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$21,541,507.61
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$21,541,507.61
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$21,541,507.61
Interest - Class A-3 Notes	$59,468.88	$59,468.88	$0.00	$0.00	$21,482,038.73
Interest - Class A-4 Notes	$379,453.75	$379,453.75	$0.00	$0.00	$21,102,584.98
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$21,102,584.98
Interest - Class B Notes	$123,165.67	$123,165.67	$0.00	$0.00	$20,979,419.31
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,979,419.31
Interest - Class C Notes	$88,345.83	$88,345.83	$0.00	$0.00	$20,891,073.48
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$20,891,073.48
Regular Principal Payment	$18,960,983.01	$18,960,983.01	$0.00	$0.00	$1,930,090.47
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,930,090.47
Residual Released to Depositor	$0.00	$1,930,090.47	$0.00	$0.00	$0.00
Total		$21,812,219.76

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$18,960,983.01
Total					$18,960,983.01
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$18,960,983.01	$38.59	$59,468.88	$0.12	$19,020,451.89	$38.71
Class A-4 Notes	$0.00	$0.00	$379,453.75	$2.38	$379,453.75	$2.38
Class B Notes	$0.00	$0.00	$123,165.67	$2.52	$123,165.67	$2.52
Class C Notes	$0.00	$0.00	$88,345.83	$2.71	$88,345.83	$2.71
Total	$18,960,983.01	$11.62	$650,434.13	$0.40	$19,611,417.14	$12.02

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	May 2022
Payment Date	6/15/2022
Transaction Month	39

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$25,670,019.60	0.0522439	$6,709,036.59	0.0136543
Class A-4 Notes	$159,770,000.00	1.0000000	$159,770,000.00	1.0000000
Class B Notes	$48,940,000.00	1.0000000	$48,940,000.00	1.0000000
Class C Notes	$32,620,000.00	1.0000000	$32,620,000.00	1.0000000
Total	$267,000,019.60	0.1636380	$248,039,036.59	0.1520173

Pool Information
Weighted Average APR	2.984%	2.979%
Weighted Average Remaining Term	25.81	24.97
Number of Receivables Outstanding	25,459	24,780
Pool Balance	$324,854,585.52	$303,741,523.96
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$300,426,807.29	$281,149,128.36
Pool Factor	0.1818183	0.1700015

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,079,138.42
Yield Supplement Overcollateralization Amount	$22,592,395.60
Targeted Overcollateralization Amount	$55,702,487.37
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$55,702,487.37

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,079,138.42
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,079,138.42
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,079,138.42

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	May 2022
Payment Date	6/15/2022
Transaction Month	39
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		47	$150,796.23
(Recoveries)		99	$52,633.80
Net Loss for Current Collection Period			$98,162.43
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3626%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4139%
Second Prior Collection Period			-0.5858%
Prior Collection Period			0.0842%
Current Collection Period			0.3748%
Four Month Average (Current and Prior Three Collection Periods)			0.0718%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,091	$13,665,772.29
(Cumulative Recoveries)			$3,534,516.71
Cumulative Net Loss for All Collection Periods			$10,131,255.58
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5670%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,421.15
Average Net Loss for Receivables that have experienced a Realized Loss			$3,277.66

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.39%	245	$4,208,042.87
61-90 Days Delinquent	0.17%	32	$505,433.90
91-120 Days Delinquent	0.08%	13	$249,733.23
Over 120 Days Delinquent	0.09%	16	$275,022.47
Total Delinquent Receivables	1.72%	306	$5,238,232.47

Repossession Inventory:
Repossessed in the Current Collection Period		11	$208,365.40
Total Repossessed Inventory		15	$315,323.83

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1833%
Prior Collection Period			0.2239%
Current Collection Period			0.2462%
Three Month Average			0.2178%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3392%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	May 2022
Payment Date	6/15/2022
Transaction Month	39

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	52	$867,444.71
2 Months Extended	59	$1,089,805.13
3+ Months Extended	11	$131,100.95

Total Receivables Extended	122	$2,088,350.79

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2022

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer